Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Earned commissions	$ 109,975	$ 107,225	$ 347,150	$ 99,500
Cost of revenues	(39,025)	(72,875)	(234,704)	(47,083)
Gross profit	70,950	34,350	112,446	52,417
EXPENSES:
Depreciation	1	0	0	0
Auto	1,255	739	16,034	1,349
Labor	0	0	49,383	1,143
Services received from officer in exchange for issuance of shares	0	0	750,000	0
Professional fees	27,521	0	15,000	0
Directors' fees	0	2,656	7,847	0
Dues and subscriptions	1,514	840	6,033	0
Rent	1,413	3,900	10,001	5,333
Stock issued for services	40,000	0	0	0
Other selling, general and administrative expenses	16,145	36,997	43,458	10,369
Total expenses	87,848	45,132	897,756	18,194
Income (loss) from operations	(16,898)	(10,782)	(785,310)	34,223
Provision for income taxes	0	0	0	0
Net income (loss)	$ (16,898)	$ (10,782)	$ (785,310)	$ 34,223
Basic and fully diluted net income (loss) per common share:	$ 0.00	$ 0.00	$ (0.02)	$ 0.00
Weighted average common shares outstanding	38,446,340	28,885,900	36,385,900	28,885,900